CERTNYS

1-33429

NYSE Group

07051709

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5020 | f 212.656.5893
pmadhoo@nyse.com

April 26, 2007

RECD S.E.C.
APR 2 6 2007
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
APR 3 0 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ACORN INTERNATIONAL, INC., American Depositary Shares (Each representing three Ordinary Shares, par value $0.01 per Ordinary Share) and Ordinary Shares, par value $0.01 per Ordinary Share (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 26, 2007. Tentative listing date – May 3, 2007.

Sincerely,

END